Personnel expenses (Detail) - USD ($) $ in Millions		3 Months Ended				6 Months Ended
		Jun. 30, 2021		Mar. 31, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Personnel Expenses [Line Items]
Salaries and variable compensation		$ 2,432		$ 2,370	$ 2,276	$ 4,802	$ 4,408
Financial advisor compensation	[1]	1,183		1,170	941	2,353	2,035
Contractors		38		36	35	75	64
Social security		187		211	182	398	347
Post-employment benefit plans		124	[2]	194	143	319	321
Other personnel expenses		108		105	104	212	217
Total personnel expenses		4,072		$ 4,086	$ 3,682	$ 8,158	$ 7,391
Curtailments		$ 36

[1]	Financial advisor compensation consists of grid-based compensation based directly on compensable revenues generated by financial advisors and supplemental compensation calculated on the basis of financial advisor productivity, firm tenure, assets and other variables. It also includes expenses related to compensation commitments with financial advisors entered into at the time of recruitment that are subject to vesting requirements
[2]	Includes curtailment gains of USD 36 million, which represent a reduction in the defined benefit obligation related to the Swiss pension plan resulting from a decrease in headcount following restructuring activities.